Commitments and Contingencies - Disclosure of Detailed Information about Contractual Obligations Outstanding (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	$ 654,805
Accounts payable and accrued liabilities	119,641
Reclamation obligations	167,142	[1]
Purchase commitments	69,879
Gold Contracts	91,393
Foreign exchange contracts	12,507
Lease commitments	16,006
Total	1,131,373
Within 1 year [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	34,924
Accounts payable and accrued liabilities	119,641
Reclamation obligations	4,009	[1]
Purchase commitments	64,670
Gold Contracts	51,805
Foreign exchange contracts	12,188
Lease commitments	5,099
Total	292,336
1-2 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	47,675
Accounts payable and accrued liabilities	0
Reclamation obligations	6,183	[1]
Purchase commitments	4,264
Gold Contracts	39,588
Foreign exchange contracts	319
Lease commitments	4,595
Total	102,625
2-3 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	46,960
Accounts payable and accrued liabilities	0
Reclamation obligations	11,045	[1]
Purchase commitments	931
Gold Contracts	0
Foreign exchange contracts	0
Lease commitments	4,487
Total	63,423
3-4 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	376,358
Accounts payable and accrued liabilities	0
Reclamation obligations	11,452	[1]
Purchase commitments	13
Gold Contracts	0
Foreign exchange contracts	0
Lease commitments	1,800
Total	389,623
4-5 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	148,888
Accounts payable and accrued liabilities	0
Reclamation obligations	16,123	[1]
Purchase commitments	0
Gold Contracts	0
Foreign exchange contracts	0
Lease commitments	6
Total	165,017
Thereafter [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	0
Accounts payable and accrued liabilities	0
Reclamation obligations	118,330	[1]
Purchase commitments	0
Gold Contracts	0
Foreign exchange contracts	0
Lease commitments	19
Total	$ 118,349

[1]	Amount represents undiscounted future cash flows.